Operating Leases, as Lessee (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 property	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Number of data center facilities on lease	2
Rent expense under operating leases	$ 5.8	$ 6.5	$ 6.6
Capitalized rent	$ 0	$ 0	$ 0.2
Santa Clara [Member]
Operating Leased Assets [Line Items]
Sublease expiration period	2052-10